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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New York Community Bank
Address:  615 Merrick Avenue
          Westbury, New York 11590

13F File Number:  28-_____________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ralph Walther
Title:    Vice President, Investments
Phone:    (516) 683-4177

Signature, Place, and Date of Signing:

/s/ Ralph Walther              Westbury, New York             May 14, 2002
-----------------------      -----------------------     ----------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-01221

Name:  Peter B. Cannell & Co., Inc.




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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of other included managers:       1

Form 13F Information Table Entry Total:  2

Form 13F Information Value Total:        $4,567 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.         Form 13F File Number       Name

        1           28-10200                   New York Community Bancorp, Inc.


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                                                        FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                         VALUE    SHARES/   SH/   PUT/   INVESTMENT   OTHER    --------------------
         NAME OF ISSUER         TITLE OF CLASS  CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------  --------------  -----   -------   -------   ---   ----   ----------  --------  ----   ------   ----

Principal Financial Group Inc      Comm        74251V102  1,070    42,304    SH           Defined       1      42,304

Pamrapo Bancorp Inc                Comm        697738102  3,497   127,400    SH           Defined       1     127,400


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